Revenue and Cost of Revenue	12 Months Ended
Dec. 31, 2025
Revenue and Cost of Revenue [Abstract]
REVENUE AND COST OF REVENUE

NOTE 14 - REVENUE AND COST OF REVENUE:

Revenue

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Web data collection
SaaS revenue:
IPPN solutions	29,232	30,333	21,291
Data Collection solutions	6,117	580	-
Total SaaS revenue	35,349	30,913	21,291
Datasets	4,965	-	-
Total web data collection revenue	40,314	30,913	21,291
Other revenue	441	911	5,230
Total revenue	40,755	31,824	26,521

The Company recognized $1,987 thousand, $1,983 thousand and $1,170 thousand of revenue in 2025, 2024 and 2023, respectively, related to contract liability balances at the beginning of the respective annual periods.

Revenue by Geographic Area

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
China	11,915	5,269	1,730
U.S.	7,200	4,403	5,534
Europe	5,807	4,313	5,210
Hong Kong	5,013	4,381	339
Asia Pacific	4,076	3,443	2,296
U.K. Virgin Islands	3,400	32	3,109
Israel	1,420	788	2,149
United Arab Emirates	761	6,460	3,155
Middle East & Africa	669	2,083	2,166
Other	494	652	833
	40,755	31,824	26,521

Revenue in 2025 of $10,835 thousand resulted from two main customers (representing 15% and 12% of total revenues).

No single customer in 2024 exceeded 10% of total revenues.

Revenue in 2023 of $3,055 thousand resulted from one main customer (representing 12% of total revenues).

As of December 31, 2025, 2024 and 2023, all of the Company’s property and equipment is located in Israel.

Cost of revenue

	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Payroll and related expenses	301	314	376
Share-based payment	113	24	8
Internet protocols addresses’ costs	4,717	5,462	3,848
Networks and servers	6,708	1,188	758
Subcontractors and third-party services	3,918	-	-
Traffic acquisition costs	-	32	1,080
Platform providers fees	84	184	679
Amortization and impairment of intangible assets and depreciation	686	590	903
Other and overheads	389	121	59
	16,916	7,915	7,711